GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount	$ 9,586,800		$ 9,141,800	$ 7,527,700
Accumulated amortization	(3,114,160)		(2,470,218)	(1,772,767)
Net book value	6,472,640		6,671,582	5,754,933
Goodwill	1,121,361		924,361	70,995
Customer Base
Gross carrying amount	2,297,200		1,947,200	1,422,100
Accumulated amortization	(1,438,736)		(1,374,933)	(1,392,102)
Net book value	$ 858,464		$ 572,267	$ 29,998
Useful life				3 years
Customer Base | Minimum [Member]
Useful life	1 year		3 years
Customer Base | Maximum
Useful life	10 years		10 years
Developed Technology
Gross carrying amount	$ 6,105,600		$ 6,105,600	$ 6,105,600
Accumulated amortization	(1,567,873)		(1,059,070)	(380,665)
Net book value	$ 4,537,727		$ 5,046,530	$ 5,724,935
Useful life	9 years		9 years	9 years
Film Library
Gross carrying amount	$ 957,000		$ 957,000
Accumulated amortization	(86,850)		(32,700)
Net book value	$ 870,150		924,300
Useful life	11 years	11 years
Trademarks and Tradenames
Gross carrying amount	$ 132,000		132,000
Accumulated amortization	(12,221)		(3,515)
Net book value	$ 119,779		$ 128,485
Useful life	12 years		12 years
Favorable Leases
Gross carrying amount	$ 95,000
Accumulated amortization	(8,480)
Net book value	$ 86,520
Useful life	3 years